Equity (Summary of Stock Options Outstanding) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	2,449,742	1,719,241
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	6 years 1 month 28 days
Options Outstanding, Weighted-Average Exercise Price	$ 39.73	$ 43.89
Options Exercisable, Number Exercisable	1,064,712
Options Exercisable, Weighted-Average Exercise Price	$ 32.58
Options Outstanding, Aggregate intrinsic value	$ 10,009
Options Exercisable, Aggregate intrinsic value	$ 9,532
$2.21 - $9.32 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	$ 2.21
Range of Exercise Prices (Upper)	$ 9.32
Options Outstanding, Number Outstanding	499,758
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	2 years 6 months 29 days
Options Outstanding, Weighted-Average Exercise Price	$ 6.71
Options Exercisable, Number Exercisable	482,014
Options Exercisable, Weighted-Average Exercise Price	$ 6.71
$9.33 - $29.53 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	9.33
Range of Exercise Prices (Upper)	$ 29.53
Options Outstanding, Number Outstanding	598,957
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	6 years 2 months 16 days
Options Outstanding, Weighted-Average Exercise Price	$ 22.49
Options Exercisable, Number Exercisable	242,928
Options Exercisable, Weighted-Average Exercise Price	$ 17.97
$29.54 - $35.16 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	29.54
Range of Exercise Prices (Upper)	$ 35.16
Options Outstanding, Number Outstanding	601,683
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	8 years 11 months 16 days
Options Outstanding, Weighted-Average Exercise Price	$ 35.16
Options Exercisable, Number Exercisable
Options Exercisable, Weighted-Average Exercise Price
$35.17 - $120.51 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	$ 35.17
Range of Exercise Prices (Upper)	$ 120.51
Options Outstanding, Number Outstanding	749,344
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	6 years 3 months 7 days
Options Outstanding, Weighted-Average Exercise Price	$ 79.19
Options Exercisable, Number Exercisable	339,770
Options Exercisable, Weighted-Average Exercise Price	$ 79.71